Land Use Right	12 Months Ended
Dec. 31, 2017
Land Use Right
Land Use Right
Land Use Right

8.Land Use Right

Land use right represents the land acquired for the purpose of constructing offices and warehouses. In 2016, the Group obtained the land use right certificate for Boguan from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the Group first obtained the land use right certificate from the local authorities. The land use right is summarized as follows (in thousands):

	December 31, 2016	December 31, 2017
	RMB	RMB
Cost	620,127	637,057
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(16,240)	(28,778)

Land use right, net	588,887	593,279

The total amortization expense for each of the years ended December 31, 2015, 2016 and 2017 amounted to approximately RMB2,768,000, RMB11,384,000, and RMB12,538,000, respectively.